Investment Portfolio	as of November 30, 2020 (Unaudited)

DWS ESG International Core Equity Fund

	Shares	Value ($)
Common Stocks 91.2%
Australia 1.2%
Sydney Airport (Units) (Cost $135,429)	25,715	126,441
Austria 0.9%
Erste Group Bank AG* (Cost $69,930)	3,321	95,970
Belgium 0.6%
KBC Group NV (Cost $56,498)	820	57,474
Denmark 2.5%
Novo Nordisk AS "B" (Cost $179,720)	3,880	259,922
Finland 2.0%
Neste Oyj (Cost $80,182)	3,017	202,849
France 12.6%
BNP Paribas SA*	3,438	175,042
Capgemini SE	1,317	183,789
Danone SA	1,428	91,846
Kering SA	212	152,810
LVMH Moet Hennessy Louis Vuitton SE	454	261,370
SEB SA	750	133,721
Valeo SA	1,770	69,008
Worldline SA 144A*	2,359	220,712
(Cost $902,596)		1,288,298
Germany 8.7%
Allianz SE (Registered)	962	225,931
BASF SE	2,289	167,361
Bayerische Motoren Werke AG	542	47,074
Deutsche Boerse AG	717	119,378
LANXESS AG	1,338	93,287
Merck KGaA	1,256	202,115
Puma SE*	383	37,979
(Cost $655,173)		893,125
Ireland 1.5%
Kingspan Group PLC (Cost $97,656)	1,783	156,089
Italy 2.2%
Moncler SpA* (Cost $65,423)	4,620	227,391
Japan 22.0%
Aeon Mall Co., Ltd.	3,300	52,496
AGC, Inc.	3,500	115,173
Amada Co., Ltd.	4,400	41,932
Astellas Pharma, Inc.	3,500	49,465
Central Japan Railway Co.	700	88,593
Chugai Pharmaceutical Co., Ltd.	4,100	197,435
CyberAgent, Inc.	1,900	129,857
Daiwa House REIT Investment Corp. (REIT)	21	50,560
Dentsu Group, Inc.	1,600	51,606
Japan Post Bank Co., Ltd.	5,800	45,443
Japan Prime Realty Investment Corp. (REIT)	13	38,195
Japan Real Estate Investment Corp. (REIT)	9	46,521
Japan Retail Fund Investment Corp. (REIT)	37	59,115
KDDI Corp.	2,700	77,195
Marubeni Corp.	5,900	34,033
Mitsubishi Corp.	6,600	153,093
Mitsubishi Electric Corp.	6,300	91,729
Mitsubishi UFJ Financial Group, Inc.	27,100	114,829
Nippon Telegraph & Telephone Corp.	2,300	53,837
NTT DoCoMo, Inc.	3,000	111,074
Shionogi & Co., Ltd.	1,400	74,900
SoftBank Corp.	4,700	57,594
SoftBank Group Corp.	1,600	110,421
Sumitomo Heavy Industries Ltd.	1,900	40,652
Sumitomo Mitsui Financial Group, Inc.	4,000	115,048
Takeda Pharmaceutical Co., Ltd.	1,500	53,639
Terumo Corp.	3,600	142,332
Toshiba Corp.	2,200	61,326
(Cost $2,208,127)		2,258,093
Netherlands 7.2%
ASML Holding NV	543	237,004
Heineken NV	1,214	128,542
Koninklijke DSM NV	1,098	180,187
Koninklijke Philips NV*	2,030	105,041
Royal Dutch Shell PLC "A"	5,203	87,377
(Cost $496,671)		738,151
Norway 1.6%
DNB ASA* (Cost $149,636)	8,764	159,101
Portugal 0.5%
Galp Energia SGPS SA (Cost $70,294)	4,692	50,471
Spain 3.5%
Grifols SA	4,579	130,169
Iberdrola SA	17,132	233,233
(Cost $251,630)		363,402
Sweden 4.2%
Assa Abloy AB "B"	3,334	79,389
Epiroc AB "A"	3,373	56,120
Hexagon AB "B"*	945	78,796
Skanska AB "B"	2,679	63,840
Swedbank AB "A"*	4,066	73,652
Swedish Match AB	952	76,891
(Cost $332,964)		428,688
Switzerland 9.4%
Kuehne & Nagel International AG (Registered)	378	86,234
Lonza Group AG (Registered)	237	148,770
Nestle SA (Registered)	3,573	400,069
Schindler Holding AG	252	69,574
Sika AG (Registered)	735	188,116
Swiss Prime Site AG (Registered)	554	50,100
Zurich Insurance Group AG	64	25,878
(Cost $634,140)		968,741
United Kingdom 10.6%
British American Tobacco PLC	5,608	197,741
BT Group PLC	23,239	36,321
Compass Group PLC	9,951	174,863
Diageo PLC	5,638	216,936
M&G PLC	12,934	32,329
National Grid PLC	5,494	61,983
Prudential PLC	12,934	200,382
RELX PLC	4,741	110,651
SSE PLC	2,967	52,654
(Cost $1,154,107)		1,083,860
Total Common Stocks (Cost $7,540,176)		9,358,066
Preferred Stocks 0.3%
Germany
Porsche Automobil Holding SE (Cost $40,654)	538	34,489
Exchange-Traded Funds 6.2%
United States
iShares MSCI Australia ETF (a)	14,141	321,284
iShares MSCI Japan ETF (a)	4,837	311,454
Total Exchange-Traded Funds (Cost $597,154)		632,738
Securities Lending Collateral 6.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c) (Cost $636,425)	636,425	636,425
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $195,136)	195,136	195,136
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $9,009,545)	105.8	10,856,854
Other Assets and Liabilities, Net	(5.8)	(593,271)
Net Assets	100.0	10,263,583

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2020 are as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci-ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
Securities Lending Collateral 6.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c)
—	636,425 (d)	—	—	—	95	—	636,425	636,425
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.09% (b)
99,429	789,852	694,145	—	—	12	—	195,136	195,136
99,429	1,426,277	694,145	—	—	107	—	831,561	831,561

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $607,458, which is 5.9% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At November 30, 2020 the DWS ESG International Core Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	1,440,457	15%
Industrials	1,374,869	15%
Health Care	1,363,788	14%
Consumer Discretionary	1,138,705	12%
Consumer Staples	1,112,025	12%
Information Technology	720,301	8%
Materials	628,951	7%
Communication Services	627,905	7%
Utilities	347,870	4%
Energy	340,697	3%
Real Estate	296,987	3%
Total	9,392,555	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$126,441	$—	$126,441
Austria	—	95,970	—	95,970
Belgium	—	57,474	—	57,474
Denmark	—	259,922	—	259,922
Finland	—	202,849	—	202,849
France	—	1,288,298	—	1,288,298
Germany	—	893,125	—	893,125
Ireland	—	156,089	—	156,089
Italy	—	227,391	—	227,391
Japan	—	2,258,093	—	2,258,093
Netherlands	—	738,151	—	738,151
Norway	—	159,101	—	159,101
Portugal	—	50,471	—	50,471
Spain	—	363,402	—	363,402
Sweden	—	428,688	—	428,688
Switzerland	—	968,741	—	968,741
United Kingdom	—	1,083,860	—	1,083,860
Preferred Stocks	—	34,489	—	34,489
Exchange-Traded Funds	632,738	—	—	632,738
Short-Term Investments(e)	831,561	—	—	831,561
Total	$1,464,299	$9,392,555	$—	$10,856,854

(e)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEICEF-PH1

R-080548-1 (1/23)